Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 3,096,616	$ 2,700,050
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(1,372,437)	(1,909,755)
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,506,521	3,569,560
Service cost	107,519	84,663	87,676
Interest cost	174,152	185,550	176,081
Actuarial (gain) loss	(241,674)	847,628
Benefits paid	(157,838)	(152,417)
Plan amendments	11,236	3,475
Acquisitions	1,283	40,324
Foreign currency translation and other	(18,636)	(72,262)
Benefit obligation at end of year	4,382,563	4,506,521	3,569,560
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,700,050	2,798,417
Actual gain on plan assets	278,862	4,515
Employer contributions	291,018	68,799
Benefits paid	(157,838)	(152,417)
Acquisitions	285	28,928
Foreign currency translation and other	(15,761)	(48,192)
Fair value of plan assets at end of year	3,096,616	2,700,050	2,798,417
Funded status	(1,285,947)	(1,806,471)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(20,643)	(11,448)
Pensions and other postretirement benefits	(1,265,304)	(1,795,023)
Net amount recognized	(1,285,947)	(1,806,471)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,537,549	2,051,178
Prior service cost	54,630	57,756
Transition obligation	166	230
Net amount recognized	$ 1,592,345	$ 2,109,164